Summary of Groups Net Revenue by Service Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Net revenues	$ 381,144	[1]	$ 283,417	[1]	$ 196,975	[1]
IT Services
Revenue from External Customer [Line Items]
Net revenues	240,753		195,142		134,872
Consulting and Solution services
Revenue from External Customer [Line Items]
Net revenues	127,227		76,039		54,327
Business process outsourcing services
Revenue from External Customer [Line Items]
Net revenues	$ 13,164		$ 12,236		$ 7,776

[1]	Net revenues are presented by headquarters location of the Group's clients.